Commitments and Contingencies	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies [Abstract]
Commitments and Contingencies
11.	Commitments and Contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.